Stock Plans and Stock-Based Compensation - 2008 and 2016 Plan - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jul. 15, 2015	May 01, 2012	Sep. 07, 2011	Jun. 30, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	4,389,908
2008 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for awards of stock options			3,226,271	2,269,749	2,426,087	1,472,261
Stock options vesting period	4 years
Stock options expiration period	10 years
Shares available for grant		232,304
2008 Equity Incentive Plan | Tranche Two | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	42,934
2008 Equity Incentive Plan | Tranche Three | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	1,850,184
2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	3,893,118
Automatic increase percentage	3.00%
Shares available for grant	2,005,483
2016 Equity Incentive Plan | Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance	2,000,000